STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended							154 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	Mar. 31, 2007 Stock option plans [Member]	Dec. 31, 2013 Stock option plans [Member]	Mar. 27, 2007 Stock option plans [Member]	Apr. 30, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 23, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 30, 2012 Grant of additional 200,000 options exercisable [Member]	Apr. 23, 2012 Grant of additional 200,000 options exercisable [Member]	Apr. 30, 2012 Grant of 37,500 options exercisable [Member]	Apr. 23, 2012 Grant of 37,500 options exercisable [Member]	Apr. 30, 2012 Grant of 400,000 options [Member]	Apr. 23, 2012 Grant of 400,000 options [Member]	Apr. 30, 2012 100,000 shares of common stock granted [Member]	Apr. 16, 2013 Grant of 225,000 shares of common stock [Member]	Dec. 31, 2013 Grant of 225,000 shares of common stock [Member]	Feb. 15, 2013 Grant of 325,000 shares of common stock [Member]	Feb. 15, 2013 Grant of 325,000 shares of common stock2 [Member]	Feb. 15, 2013 Grant of 950,000 common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			1,825,000	2,537,500										800,000		800,000		200,000		200,000		37,500		400,000		100,000	225,000		325,000	325,000	950,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													6,000,000
Increase equal to total number of outstanding shares											15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			15,312,197	13,987,197	11,587,197					15,312,197		10,512,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Issued, Number												11,966,916
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			12,262,197							12,262,197
Stock option granted, weighted average exercise price												$ 0.52			$ 0.90		$ 0.90		$ 0.90		$ 0.90		$ 0.90		$ 0.90		$ 0.41		$ 0.57	$ 0.57	$ 0.57
Options immediately vested rate																				25.00%		25.00%		25.00%
Options immediately vested																												75,000
Remaining options vesting rate																				25.00%		25.00%		25.00%							25.00%
Share-based Compensation			$ 778,213	$ 887,219	$ 1,180,667	$ 1,232,927	$ 108,323	$ 1,474,693	$ 101,317	$ 5,738,422
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			127,832							127,832
Income Tax Expense (Benefit)			(612,611)	(2,206,462)						(10,268,071)
Proceeds from Stock Options Exercised			25,000	5,000
Other Tax Expense (Benefit)			34,300	29,750
Total Intrinsic Value Of The Options Exercised			98,000	85,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 444,134	$ 433,680
Share Based Compensation Arrangement Weighted Average Period Cost Recognized			0 years 7 months 24 days							0 years 7 months 24 days